BASIC AND DILUTED NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	4,490,908	11,424,555	10,915,630
Employee Stock Option And Employee Stock Purchase Plan Member
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	2,245,872	4,332,022	4,720,600
Restricted Stock Units (RSUs)
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	818,288	3,123,019	2,225,516
Convertible Debt Securities
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	1,426,748	3,969,514	3,969,514